Earnings per share (EPS) (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Earnings Per Share, Basic [Abstract]
Dividends paid or accrued during the year	$ 10,473	$ 7,313